Transactions (Tables)	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Allocation of purchase price to the assets acquired and liabilities assumed
The following table provides the allocation of the estimated purchase price (excluding transaction costs of $8,924 which were expensed in 2010) of the assets acquired and liabilities assumed based on preliminary fair value information currently available, which is subject to change upon finalization:

	Estimated Useful Life
Accounts receivable		$4,755
Prepaid expenses and other assets		4,646
Property and equipment	2 to 26 years	499,804
Other amortizable intangibles	3 to 18 years	1,920
Customer relationships	9 years	211,350
Franchise costs	Indefinite-lived	508,380
FCC licenses	Indefinite-lived	4,232
Goodwill	Indefinite-lived	167,030
Accounts payable and accrued liabilities		(32,710)
Deferred revenue		(3,250)
Net assets acquired *		$1,366,157
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*	At December 31, 2010, approximately $9,656 of the purchase price had not been paid and is reflected as a liability on the Company's consolidated balance sheet.

2008 Transactions

The following table provides the allocation of the purchase price (including transaction costs of $10,717) to the assets acquired and liabilities assumed:

	Estimated Useful Life
Accounts receivable, net		$46,506
Prepaid expenses and other assets		9,293
Property and equipment, net	2 to 9 years	71,571
Advertiser relationships	3 to 10 years	41,197
Other amortizable intangibles	5 to 17 years	20,898
Trademarks	Indefinite-lived	125,622
Goodwill	Indefinite-lived	359,612
Accounts payable and other liabilities		(34,058)
Capital lease obligations		(1,961)
Carryover basis of net assets acquired attributable to residual minority interest		(15,963)
Net assets acquired		$622,717
______________
See Note 6 regarding impairment charges recognized for Newsday relating to trademarks, other long-lived assets and goodwill as of December 31, 2010, 2009 and 2008.

Unaudited pro forma information
The unaudited pro forma revenues, income from continuing operations, net income, income per share from continuing operations and net income per share for the years ended December 31, 2010 and 2009, as if the Bresnan acquisition had occurred on January 1, 2009, are as follows:

	Cablevision		CSC Holdings
	Years Ended December 31,
	2010	2009	2010	2009

Revenues	$6,599,504	$6,316,061	$6,599,504	$6,316,061

Income from continuing operations	$202,927	$100,358	$416,256	$206,009

Net income	$356,775	$261,825	$570,104	$367,476

Basic income per share from continuing operations	$0.69	$0.34

Basic net income per share	$1.22	$0.90

Diluted income per share from continuing operations	$0.67	$0.34

Diluted net income per share	$1.18	$0.88

2008 Transactions

The unaudited pro forma revenues, loss from continuing operations, net loss, loss per share from continuing operations and net loss per share for the year ended December 31, 2008, as if the Newsday Transaction had occurred on January 1, 2007, are as follows:

	Cablevision	CSC Holdings
	2008	2008

Revenues	$5,736,763	$5,736,763

Loss from continuing operations	$(266,775)	$(154,002)

Net loss	$(245,175)	$(132,402)

Basic and diluted loss per share from continuing operations	$(0.92)

Basic and diluted net loss per share	$(0.84)